ASSET RETIREMENT OBLIGATIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes to asset retirement obligation liabilities
Asset retirement obligation at beginning of year	$ 26	$ 24
Accretion expense	2	2
Liabilities incurred	2
Liabilities assumed in connection with consolidation of a variable interest entity		2
Liabilities settled	(3)	(1)
Foreign currency effect on reserve balance	1	(1)
Asset retirement obligation at end of year	$ 28	$ 26